Equity (Dividends) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividends [Abstract]
Minimum percentage of taxable income excluding capital gains	90.00%
Percentage of taxable income (including net capital gains) to be distributed in order to qualify as REIT	100.00%
Operating loss carryforwards		$ 902.9